CONCENTRATIONS OF BUSINESS AND CREDIT RISK - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Concentration Risk, Percentage	55.00%	57.00%
Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%
Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%
Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%